LEASES - Additional Information (Detail) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Apr. 17, 2020 USD ($) hydrogenPlants	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Operating lease cost			$ 74.2	$ 62.9	$ 134.7	$ 116.2	$ 239.6
Operating lease right of use assets	$ 407.4		407.4		407.4		306.1			$ 853.9
Operating Lease Liability, Current	230.7		230.7		230.7		151.2
Long-term lease obligations	$ 786.6		786.6		786.6		804.0
Sale Leaseback Transaction, Gross Proceeds, Investing Activities		$ 530.0
Number of Hydrogen Plants Sold | hydrogenPlants		5
Gain (Loss) on Disposition of Property Plant Equipment		$ 471.1			471.1	(0.8)	$ 29.9	$ 43.1	$ (1.5)
Transition Service Agreement [Member] | Air Products And Chemical Inc [Member]
Supply Commitment, Period		18 months
Hydrogen Supply Second Quarter 2020 [Member]
Lessee, Lease Not Yet Commenced, Term Of Contract	15 years						15 years
Lessee, Leases Not Yet Commenced, Liability							$ 212.6
Lease with Affiliate [Member]
Operating lease cost			32.2	$ 36.7	64.5	$ 64.0	130.0
Operating lease right of use assets	$ 611.7		611.7		611.7		650.3			$ 604.4
Operating Lease Liability, Current	82.2		82.2		82.2		79.2
Long-term lease obligations	529.4		529.4		529.4		$ 571.1
Hydrogen Supply [Member]
Lessee, Leases Not Yet Commenced, Liability	$ 212.6		$ 212.6		$ 212.6
Minimum [Member]
Lessee, Operating Lease, Term of Contract	1 year		1 year		1 year		1 year
Minimum [Member] | Lease with Affiliate [Member]
Lessee, Operating Lease, Term of Contract	7 years		7 years		7 years		7 years
Maximum [Member]
Lessee, Operating Lease, Term of Contract	20 years		20 years		20 years		20 years
Maximum [Member] | Lease with Affiliate [Member]
Lessee, Operating Lease, Term of Contract	15 years		15 years		15 years		15 years